RELATED PARTY TRANSACTIONS - Revenues (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with related parties
Total	Rp 8,222	Rp 8,874	Rp 8,955
% of total revenues	5.49%	5.96%	6.10%
Ministry of Finance
Transactions with related parties
Total	Rp 234	Rp 174	Rp 199
% of total revenues	0.16%	0.12%	0.14%
Entities under common control
Transactions with related parties
Total	Rp 7,584	Rp 8,562	Rp 8,698
% of total revenues	5.06%	5.74%	5.92%
Government agencies
Transactions with related parties
Total	Rp 2,506	Rp 3,235	Rp 3,029
% of total revenues	1.67%	2.17%	2.06%
Indosat
Transactions with related parties
Total	Rp 2,209	Rp 2,195	Rp 1,923
% of total revenues	1.47%	1.47%	1.31%
MoCI
Transactions with related parties
Total	Rp 884	Rp 516	Rp 791
% of total revenues	0.59%	0.35%	0.54%
BNI
Transactions with related parties
Total	Rp 531	Rp 509	Rp 493
% of total revenues	0.35%	0.34%	0.33%
Pertamina
Transactions with related parties
Total	Rp 488	Rp 755	Rp 752
% of total revenues	0.33%	0.51%	0.51%
Bank Mandiri
Transactions with related parties
Total	Rp 308	Rp 156	Rp 180
% of total revenues	0.21%	0.10%	0.12%
BRI
Transactions with related parties
Total	Rp 228	Rp 190	Rp 104
% of total revenues	0.15%	0.13%	0.07%
Others, (each below Rp100 billion)
Transactions with related parties
Total	Rp 430	Rp 1,006	Rp 1,426
% of total revenues	0.29%	0.67%	0.98%
Associated companies
Transactions with related parties
Total	Rp 0	Rp 8	Rp 6
% of total revenues	0.00%	0.01%	0.00%
Others related entities
Transactions with related parties
Total	Rp 404	Rp 130	Rp 52
% of total revenues	0.27%	0.09%	0.04%
KCIC
Transactions with related parties
Total	Rp 357	Rp 87
% of total revenues	0.24%	0.06%
Others
Transactions with related parties
Total	Rp 47	Rp 43	Rp 52
% of total revenues	0.03%	0.03%	0.04%